Advances to suppliers net	12 Months Ended
Sep. 30, 2025
Advances to suppliers net
Advances to suppliers, net

Note 4 - Advances to suppliers, net

Advances to suppliers consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Advances to suppliers:
Lishui Zhelin Trading Co., Ltd	$23,470,221	$33,994,029
Qingyuan Nongbang Mushroom Industry Co., Ltd	16,848,007	18,579,142
Jingning Liannong Trading Co., Ltd	16,092,973	24,023,751
Zhongjin Boda (Hangzhou) Industrial Co., Ltd	-	24,224,806
Ningbo Runcai Supply Chain Management Co., Ltd	-	21,214,781
Others	19,153	91,252
Total	$56,430,354	$122,127,761
Less: Allowance for credit losses	(10,125,650)	-
Advances to suppliers, net	$46,304,704	$122,127,761

The movement of allowance for credit losses was as follows:

	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	-	$3,176
Additions	9,994,385	-
Reversal	-	(3,217)
Translation adjustments	131,265	41
Balance as of end of year	$10,125,650	-

On April 1, 2016, the Company entered into two separate framework supply agreements (“Framework Agreements”) with two co-operatives, Jingning Liannong Trading Co., Ltd (“JLT”) and Qingyuan Nongbang Mushroom Industry Co., Ltd (“QNMI”). These two Framework Agreements were renewed for another three years in April 2019 upon expiration and were further renewed for another three years in June 2021. Jingning County and Qingyuan County where JLT and QNMI are located produce premium shiitake and mu er.

On April 1, 2020, the Company signed a framework cooperation agreement with Lishui Zhelin Trading Co., Ltd (“Zhelin Trade”), which is valid for four years. Zhelin Trade is located in the agricultural product distribution center in Liandu District - Southwest Zhejiang Agricultural Trade City, which has convenient logistics and timely agricultural product information. Therefore, the cooperation agreement stipulates that Zhelin Trade will process and deliver edible mushroom products on behalf of Zhelin Trade, and the Company is required to make advance payment to ensure the timeliness of goods supply and delivery.

On August 5, 2023, the Company signed an agricultural product framework agreement with Zhongjin Boda (Hangzhou) Industrial Co., Ltd (“Zhongjin Boda”), mainly for the purchase of agricultural products such as corn, cotton, soybeans, etc. The agreement was signed for a period of 2 years. Zhongjin Boda used to be a large supplier of the Company and had sufficient capacity to supply goods. In April 2025, the advance to Zhongjin Boda was fully refunded to the Company and was used as part of the cash consideration to acquire 45% equity of Ewayforest Group Limited.

On August 25, 2023, the Company signed an agricultural product framework agreement with Ningbo Runcai Supply Chain Management Co., Ltd (“Ningbo Runcai”), mainly for the purchase of agricultural products such as red dates and corn. The agreement was signed for a period of two years. Ningbo Runcai is located in Ningbo, the largest port city in Zhejiang Province, and has abundant sources of goods that can meet the Company's procurement needs for supply. In May 2025, the advance to Ningbo Runcai was fully refunded to the Company and was used as part of the cash consideration to acquire 45% equity of Ewayforest Group Limited.

The Company has signed agreements with these two suppliers mainly as a reserve supplier of bulk agricultural products.

Many competitors of the Company and other large buyers go to family farms and co-operatives to source their supplies. Family farms and co-operatives traditionally request advance payments to secure supplies. By making advance payments to these suppliers, the Company is also able to lock in a more favorable price for premium quality than would be available in the open market.

The Framework Agreements only provide general guidelines. Actual prices are negotiated and agreed upon in individual purchase orders and are typically set at market prices based on the quality grade and quantities determined and agreed with the suppliers. Prices may vary based on market demand and crop condition etc. The Company can generally secure the premium quality raw material supplies at prices slightly higher than the typical market prices for average quality raw materials. The quality of supplies must meet standardized specifications of both the mushroom industry and standards set by the Company.

The Company advances certain initial payments based on its estimated purchase plan from these suppliers and additional advances based on individual purchase orders placed. The Company pays advances for no other reason than to secure an adequate supply of dried mushrooms to meet its sales demands. The Company’s purchase orders require that the advances shall be refunded by suppliers if they fail to produce any dried mushrooms or fail to deliver supplies to the Company timely.

Advances to suppliers are carried at cost and evaluated for recoverability. The realizability evaluation process is similar to that of the lower of cost or net realizable value evaluation process for inventories. The Company periodically evaluates its advances for recoverability by monitoring suppliers’ ability to deliver a sufficient supply of mushrooms as well as current crop and market condition. This includes analyzing historical quantity and quality of production with monitoring of crop information provided by the Company’s field personnel related to weather or disaster or any other reason. If for any reason the Company believes that it will not receive supplies of the contracted volumes, the Company will assess its advances for any likelihood of recoverability and adjust advances on its financial statements at the lower of cost or estimated recoverable amounts. The advances are made primarily to these suppliers, which are co-operatives formed by many family farms, with which the Company has had long-term relationships over the years. These advances to suppliers are refundable to the Company upon negotiation. The Company accrues for any allowance for possible loss on advances when there is doubt as to the collectability of the refund.

In December 2024, the Company signed termination contracts with two major agricultural product suppliers, Ningbo Runcai and Zhongjin Boda, agreeing that the advances to suppliers have been gradually recovered before May 31, 2025. As of September 30, 2025 and 2024, advances to Ningbo Runcai was nil and $21.2 million, and advances to Zhongjin Boda was nil and $24.2 million, respectively.